EQUITYBASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
EQUITY BASED COMPENSATION
EQUITYBASED COMPENSATION

NOTE 9—EQUITY‑BASED COMPENSATION

The SES Holdings 2011 Equity Incentive Plan, (“2011 Plan”) was approved by the Predecessor’s board of managers in April 2011. In conjunction with the 144A Offering, the Company adopted the Select Energy Services, Inc. 2016 Equity Incentive Plan (as amended from time to time, the “2016 Plan”) for employees, consultants and directors of the Company and its affiliates. Options that were outstanding under the 2011 Plan immediately prior to the 144A Offering were cancelled in exchange for new options granted under the 2016 Plan.

On July 18, 2017, the Select Energy Services board of directors approved the First Amendment to the 2016 Plan (the “Equity Plan Amendment”), which clarifies the treatment of substitute awards under the 2016 Plan (including substitute awards that may be granted in connection with the Merger (as defined in Note 17 below)) and allows for the assumption by the Company of shares eligible under any pre-existing stockholder-approved plan of an entity acquired by the Company or its affiliate (including the Rockwater Energy Solutions Inc. Amended and Restated 2017 Long Term Incentive Plan (the “Rockwater Equity Plan”)), in each case subject to the listing rules of the stock exchange on which Select Class A Common Stock is listed. The effectiveness of the Equity Plan Amendment was subject to approval by the Company's stockholders and the consummation of the transactions contemplated by the Merger Agreement (as defined in Note 17 below). The Company’s consenting stockholders, who hold a majority of the outstanding common stock of Select Energy Services, approved the Equity Plan Amendment on July 18, 2017. The Equity Plan Amendment became effective on November 1, 2017 upon the consummation of the Merger.

The maximum number of shares initially reserved for issuance under the 2016 Plan was 5,400,400 shares of Select Class A Common Stock, subject to adjustment in the event of recapitalization or reorganization, or related to forfeitures or the expiration of awards. Stock options are granted with terms not to exceed ten years. After giving effect to the Equity Plan Amendment, the maximum number of shares of Select Class A Common Stock reserved for issuance under the 2016 Plan is equal to (i) 5,400,400 shares plus (ii) 1,011,087 shares that became available on account of the assumption of the Rockwater Equity Plan, subject to adjustment in the event of recapitalization or reorganization, or related to forfeitures or the expiration of awards. The maximum number of shares described in the preceding sentence does not take into account 2,887,048 shares of Select Class A Common Stock related to substitute awards that were granted under the 2016 Plan following the conversion of outstanding equity awards originally granted under the Rockwater Equity Plan in accordance with the Merger Agreement. For additional information on such substitute awards, please see Note 17 below.

Phantom unit awards granted under the 2011 Plan, upon vesting, entitled each participant with the right to receive an amount of cash based in part on the fair market value of a share of Select Class A Common Stock on the date of the IPO. Based on the fair market value of a share of Select Class A Common Stock of $14.00 on the date of the IPO, each participant received a cash payment equal to $5.53 for each phantom unit on May 5, 2017. Refer to “Phantom Unit Awards” for details related to the payments made in respect of outstanding phantom units in connection with the IPO.

Stock option awards

Stock options were granted with an exercise price equal to or greater than the fair market value of a share of Select Class A Common Stock as of the date of grant. The Company historically valued Select Class A Common Stock on a quarterly basis using a market approach that includes a comparison to publicly traded peer companies using earnings multiples based on their market values and a discount for lack of marketability. The fair value measurement relies on Level 3 inputs. The estimated fair value of its stock options is expensed over their vesting period, which is generally three years from the applicable date of grant. However, certain awards that were granted during 2016 in exchange for cancelled awards were immediately vested and fully exercisable on the date of grant because they were granted in exchange for the cancellation of outstanding options granted under the 2011 Plan that were fully vested and exercisable prior to such cancellation. The Company utilizes the Black‑Scholes model to determine fair value, which incorporates assumptions to value equity‑based awards. The risk‑free interest rate is based on the U.S. Treasury yield curve in effect for the expected term of the option at the time of grant. At the time of grant, there was no public market for the Company’s equity. Therefore, the Company considered the historic volatility of publicly traded peer companies when determining the volatility factor. The expected life of the options was based on a formula considering the vesting period and term of the options awarded, which is generally seven to ten years.

A summary of the Company’s stock option activity and related information for the nine months ended September 30, 2017 is as follows:

	For the nine months ended September 30, 2017
		Weighted-average
	Equity Options	Exercise Price
Beginning balance	620,721	$16.50
Granted	455,130	20.00
Forfeited	(98,499)	20.00
Ending balance	977,352	$17.78

The weighted‑average grant date fair value of stock options granted during the nine months ended September 30, 2017 was $7.85. The relevant assumptions for stock options granted during the period are as follows:

$20.00 Strike
Underlying Equity	$20.00
Strike Price	$20.00
Dividend Yield (%)	0.0%
Risk free rate (%)	1.68 - 2.00%
Volatility (%)	46.6 - 46.8%
Expected Term (Years)	4-6

There was no vested stock option activity, or exercise of vested stock options, during the nine months ended September 30, 2017.

A summary of the Company’s restricted stock unit activity and related information for the nine months ended September 30, 2017 is as follows:

	For the nine months ended September 30, 2017
		Weighted-average
	Restricted Stock	Grant Date Fair Value
Beginning balance	—	$—
Granted	41,117	19.91
Forfeited	(10,757)	20.00
Ending balance	30,360	$19.88

The Company recognized approximately $0.6 million and $0.0 million of compensation expense related to stock options and restricted stock unit awards during the three months ended September 30, 2017 and 2016, respectively. The Company recognized approximately $1.8 million and $0.3 million of compensation expense related to stock options and restricted stock unit awards during the nine months ended September 30, 2017 and 2016, respectively.

Phantom unit awards

The Company’s phantom unit awards were cash settled awards that were contingent upon meeting certain equity returns and a liquidation event. The settlement amount was based on the fair market value of a share of Select Class A Common Stock on the date of completion of the IPO, which constituted a liquidation event with respect to such phantom unit awards. As a result of the cash‑settlement feature of these awards, the Company considered these awards to be liability awards, which are measured at fair value at each reporting date and the pro rata vested portion of the award is recognized as a liability to the extent that the performance condition is deemed probable. On May 5, 2017, the Company settled its outstanding phantom unit awards for an aggregate amount equal to $7.8 million as a result of the completion of its IPO, which constituted a liquidity event with respect to such phantom unit awards. Based on the fair market value of a share of Select Class A Common Stock on the date of the IPO of $14.00, the cash payment with respect to each phantom unit was approximately $5.53, before employer taxes.  The Company recognized compensation expense of $7.8 million during the nine months ended September 30, 2017 related to the settlement of its phantom unit awards. As of September 30, 2017 there are no phantom units outstanding.

NOTE 9—EQUITY‑BASED COMPENSATION

The 2011 Equity Incentive Plan, (“2011 Plan”) was approved by the Predecessor’s board of managers in April 2011. In conjunction with the 144A Offering, the Company adopted a long-term incentive plan (the “2016 Plan”) for employees, consultants and directors of the Company and its affiliates. Options that were outstanding under the 2011 Plan prior to the 144A Offering were cancelled and replaced with new options under the 2016 Plan. The maximum number of shares that may be issued pursuant to the 2016 Plan shall not exceed 4,600,000 shares of Class A common stock plus 8% of any shares of Class A common stock sold in any underwritten public offering, subject to adjustment in the event of recapitalization or reorganization, or related to forfeitures or the expiration of awards. Equity options are granted with terms not to exceed ten years. Phantom Awards granted under the Plan, upon vesting, entitle the Participant to receive an amount of cash based on the value of the underlying equity instrument.

Equity option awards

Equity options were granted with an exercise price equal to or greater than the fair market value of its underlying equity instrument as of the date of grant. The Company values its equity on a quarterly basis using a market approach that includes a comparison to publicly traded peer companies using earnings multiples based on their market values and a discount for lack of marketability. The fair value measurement relies on Level 3 inputs. The estimated fair value of its equity options is expensed over their vesting period, which is generally three years. However, certain awards that were granted during 2016 in replacement of cancelled awards were vested immediately. The Company utilizes the Black-Scholes model to determine fair value, which incorporates assumptions to value equity-based awards. The risk-free interest rate is based on the U.S. Treasury yield curve in effect for the expected term of the option at the time of grant. At this time, there is no public market for the Company’s equity. Therefore, the Company considers the historic volatility of publicly traded peer companies when determining the volatility factor. The expected life of the options is based on a formula considering the vesting period and term of the options awarded, which is generally seven years. On December 20, 2016, outstanding equity options of SES Holdings were exchanged for equivalent equity options in Select Energy Services. There was no incremental compensation expense recorded as a result of the exchange.

A summary of its equity option activity and related information is as follows:

	December 31, 2016		December 31, 2015
		Weighted		Weighted
	Unit	Average	Unit	Average
	Options	Exercise Price	Options	Exercise Price
Beginning balance	973,410	$16.16	1,262,220	$16.34
Granted	204,245	16.17	—	—
Cancelled	(556,934)	15.79	(288,810)	16.93
Ending balance	620,721	$16.50	973,410	$16.16

The weighted-average grant date fair value of equity options granted during the year ended December 31, 2016 was $1.84. The table below presents the assumptions used in determining the fair value of certain equity options previously cancelled that were regranted during the year ended December 31, 2016.

	$14.33 Strike	$20.61 Strike
Underlying Equity	$6.08	$6.08
Strike Price	$14.33	$20.61
Dividend Yield (%)	—%	—%
Risk free rate (%)	0.86%	0.86%
Volatility (%)	63.0%	63.0%
Expected Term (Years)	5	5

The Company recognized approximately $0.3 million and $0.7 million of compensation expense related to equity options during the years ended December 31, 2016 and 2015, respectively.

The Company’s fully vested equity option activity and related information is as follows:

	December 31, 2016		December 31, 2015
		Weighted		Weighted
	Vested	Average	Vested	Average
	Units	Exercise Price	Units	Exercise Price
Beginning balance	905,698	$16.30	852,736	$17.19
Vested	229,747	15.96	257,973	14.69
Cancelled	(514,724)	15.91	(205,011)	17.99
Ending balance	620,721	$16.50	905,698	$16.30

The weighted-average remaining contractual term of outstanding vested equity at December 31, 2016 and 2015 was 2.50 and 3.50, respectively. All vested outstanding equity options are currently exercisable; however, the exercise price of 197,294 equity options, with a weighted-average exercise price of $20.81, exceed the price of the underlying equity instruments.

Phantom awards

The Company’s Phantom Awards are cash settled awards contingent upon meeting certain equity returns and a liquidation event. The distribution amount is based on the fair value of the underlying equity at the time of the liquidation event with a maximum value of $7.53 per Phantom Award. As a result of the cash-settlement feature of these awards, the Company considers these awards to be liability awards, which are measured at fair value at each reporting date and the pro rata vested portion of the award is recognized as a liability to the extent that the performance condition is deemed probable. No compensation expense has been recognized to date due to the non-occurrence of the performance condition, which is not yet considered probable. Activity related to the Company’s Phantom Awards is as follows:

	For the year ended
	December 31,
	2016	2015
Beginning balance	1,289,472	995,991
Granted	158,031	524,554
Cancelled	(19,920)	(231,073)
Ending balance	1,427,583	1,289,472